CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other Comprehensive (loss) income
Balance at Dec. 31, 2015	$ 757,533	$ 13,333	$ 783,207	$ 0	$ (12,993)	$ (26,014)
Balance, Shares at Dec. 31, 2015		13,333,334
Net income (loss)	749,561	$ 0	0	0	749,561	0
Statutory reserves	0	0	0	74,956	(74,956)	0
Foreign currency translation loss	(80,262)	0	0	0	0	(80,262)
Balance at Dec. 31, 2016	1,426,832	$ 13,333	783,207	74,956	661,612	(106,276)
Balance, shares at Dec. 31, 2016		13,333,334
Net income (loss)	(745,660)	$ 0	0	0	(745,660)	0
Foreign currency translation loss	65,254	0	0	0	0	65,254
Balance at Dec. 31, 2017	$ 746,426	$ 13,333	$ 783,207	$ 74,956	$ (84,048)	$ (41,022)
Balance, shares at Dec. 31, 2017		13,333,334
Issuance of ordinary shares	79,094	1,000	78,094	0	0	0
Issuance of ordinary shares, in shares		$ 1,000,000
Net income (loss)	$ (61,924)	0	$ 0	$ 0	$ (61,924)	$ 0
Foreign currency translation loss	(35,876)	0	0	0	0	(35,876)
Balance at Dec. 31, 2018	$ 727,720	$ 14,333	$ 861,301	$ 74,956	$ (145,972)	$ (76,898)
Balance, shares at Dec. 31, 2018		14,333,334